13. REGULATORY MATTERS (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
The Company
Total capital to risk-weighted assets amount		$ 164,740	$ 123,028
Total capital to risk-weighted assets ratio	[1]	13.21%	11.21%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 99,778	$ 87,794
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	[1]	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized amount	[2]
Total capital to risk-weighted assets minimum to be well capitalized ratio	[2]
Tier I capital to risk-weighted assets amount		$ 156,831	$ 115,387
Tier I capital to risk-weighted assets ratio	[1]	12.57%	10.51%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 74,833	$ 65,845
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	[1]	6.00%	6.00%
Tier I capital to risk-weighted assets minimum to be well capitalized amount	[2]
Tier I capital to risk-weighted assets minimum to be well capitalized ratio	[2]
Common equity tier 1 capital to risk-weighted assets amount		$ 138,831	$ 97,853
Common equity tier 1 capital to risk-weighted assets ratio	[1]	11.13%	8.92%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 56,125	$ 49,384
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	[1]	4.50%	4.50%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized amount	[2]
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized ratio	[2]
Tier I leverage capital amount		$ 161,925	$ 115,387
Tier I leverage capital assets ratio	[1]	10.05%	8.66%
Tier I leverage capital Minimum for capital adequacy purposes amount		$ 62,434	$ 53,274
Tier I leverage capital minimum for capital adequacy purposes ratio	[1]	4.00%	4.00%
Tier I leverage capital minimum to be well capitalized amount	[2]
Tier I capital leverage capital minimum to be well capitalized ratio	[2]
The Bank
Total capital to risk-weighted assets amount		$ 161,925	$ 127,095
Total capital to risk-weighted assets ratio	[1]	12.99%	11.59%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 99,713	$ 87,696
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	[1]	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized amount	[2]	$ 124,641	$ 109,621
Total capital to risk-weighted assets minimum to be well capitalized ratio	[1],[2]	10.00%	10.00%
Tier I capital to risk-weighted assets amount		$ 154,016	$ 119,454
Tier I capital to risk-weighted assets ratio	[1]	12.36%	10.90%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 74,785	$ 65,772
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	[1]	6.00%	6.00%
Tier I capital to risk-weighted assets minimum to be well capitalized amount	[2]	$ 99,713	$ 87,696
Tier I capital to risk-weighted assets minimum to be well capitalized ratio	[1],[2]	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets amount		$ 154,016	$ 119,454
Common equity tier 1 capital to risk-weighted assets ratio	[1]	12.36%	10.90%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 56,089	$ 50,425
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	[1]	4.50%	4.50%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized amount	[2]	$ 81,017	$ 71,253
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized ratio	[1],[2]	6.50%	6.50%
Tier I leverage capital amount		$ 154,016	$ 119,454
Tier I leverage capital assets ratio	[1]	10.37%	9.15%
Tier I leverage capital Minimum for capital adequacy purposes amount		$ 59,405	$ 52,193
Tier I leverage capital minimum for capital adequacy purposes ratio	[1]	4.00%	4.00%
Tier I leverage capital minimum to be well capitalized amount	[2]	$ 74,256	$ 65,241
Tier I capital leverage capital minimum to be well capitalized ratio	[1],[2]	5.00%	5.00%

[1]	Total capital ratio is defined as Tier 1 capital plus Tier 2 capital divided by total risk-weighted assets. The Tier 1 Capital ratio is defined as Tier 1 capital divided by total risk-weighted assets. Common equity Tier 1 is defined as Tier 1 capital excluding qualifying trust preferred securities divided by total risk weighted assets. The leverage ratio is defined as Tier 1 capital divided by the most recent quarter's average total assets.
[2]	Prompt corrective action provisions are not applicable at the bank holding company level.